FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	$ 39,831
Loans payable	15,773
Lease liabilities	1,265	$ 1,162
Provision for reclamation and rehabilitation	11,470
Capital expenditure commitments	26,576
Operating leases	619
Total contractual obligations	95,534
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	39,831
Loans payable	6,643
Lease liabilities	337	263
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	26,576
Operating leases	147
Total contractual obligations	73,534
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	7,783
Lease liabilities	503
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	0
Operating leases	206
Total contractual obligations	8,492
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	1,347
Lease liabilities	328
Provision for reclamation and rehabilitation	6,991
Capital expenditure commitments	0
Operating leases	206
Total contractual obligations	8,872
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Lease liabilities	97	$ 262
Provision for reclamation and rehabilitation	4,479
Capital expenditure commitments	0
Operating leases	60
Total contractual obligations	$ 4,636